Related Parties (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 03, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Aug. 08, 2018
Related parties expenses		$ 23,000,000	$ 0	$ 0	$ 0
Proceeds from debt						$ 16,150,000
Accrued interest		$ 500,000		$ 500,000		$ 300,000
Debt instrument description		The Company and the Dale O Lovett Trust have entered into a waiver and amendment to the $30,000 Note pursuant to which (i) the parties agreed to extend the maturity date of the $30,000 Note to December 31, 2020 and (ii) the Dale O Lovett Trust agreed to waive any Event of Default arising as a result of the failure of the Company to pay certain amounts due under such note.
Subsequent Event [Member]
Debt extended maturity date	Dec. 31, 2020
John Textor [Member]
Note payable due to related parties							$ 172,000
Debt interest rate							18.00%